Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
ETF Opportunities Trust

T-REX 2X Long Tesla Daily Target ETF (TSLT)
T-REX 2X Inverse Tesla Daily Target ETF (TSLZ)
T-REX 2X Long NVIDIA Daily Target ETF (NVDX)
T-REX 2X Inverse NVIDIA Daily Target ETF (NVDQ)
(each a “Fund”)
Exchange: Cboe BZX Exchange, Inc.
Supplement dated January 22, 2026
to the Prospectus,
dated October 31, 2025 as supplemented from time to time